Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Agency fee income		$ 6,470,000	$ 10,149,000
Interest income	2,014,000	8,303,000	18,660,000
Interest and dividends on investment securities available for sale	391,000	640,000
Origination fee income	500,000	6,480,000	19,938,000
Gain on forgiveness of debt		5,023,000	7,599,000
Gain on life settlements, net	151,000	5,000	1,951,000
Change in fair value of life settlements (Notes 12 & 14)	(5,660,000)	570,000	10,156,000
Change in equity investment			(1,284,000)
Servicing fee income	1,183,000	1,814,000	402,000
Gain on maturities of life settlements with subrogation rights, net	6,090,000	3,188,000
Other income	748,000	341,000	129,000
Total income	5,088,000	32,281,000	67,366,000
Expenses
Interest expense	1,255,000	8,524,000	28,155,000
Provision for losses on loans receivable	515,000	7,589,000	4,476,000
Loss on loan payoffs and settlements, net	125,000	3,837,000	4,981,000
Amortization of deferred costs	1,867,000	6,076,000	24,465,000
Personnel costs	9,452,000	12,906,000	8,639,000
Marketing costs		5,000	63,000
Department of Justice		8,000,000
Legal fees	23,974,000	9,855,000	2,006,000
Professional fees	5,262,000	4,373,000	3,108,000
Insurance	2,330,000	756,000	358,000
Other selling, general and administrative expenses	2,366,000	4,134,000	4,162,000
Total expenses	47,146,000	66,055,000	80,413,000
Loss from continuing operations before income taxes	(42,058,000)	(33,774,000)	(13,047,000)
Benefit for income taxes	(39,000)
Loss from continuing operations	(42,019,000)	(33,774,000)	(13,047,000)
Discontinued Operations:
Loss from discontinued operations, net of income taxes	(2,615,000)	(5,424,000)	(2,650,000)
Net loss	(44,634,000)	(39,198,000)	(15,697,000)
Basic and diluted earnings per common share
Basic and diluted earning per share	$ (2.10)	$ (2.03)	$ (4.36)
Continuing Operations
Income
Interest income	$ 1,685,000	$ 7,750,000	$ 18,326,000
Basic and diluted earnings per common share
Basic and diluted earning per share	$ (1.98)	$ (1.75)	$ (3.62)
Discontinued Operation
Basic and diluted earnings per common share
Basic and diluted earning per share	$ (0.12)	$ (0.28)	$ (0.74)